Shareholders' Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
		Oct. 19, 2021	Jan. 31, 2023	Dec. 30, 2022	Oct. 31, 2023		Oct. 31, 2022	Dec. 16, 2022	Oct. 31, 2021	Oct. 31, 2020
Shareholders' Equity [Line Items]
Ordinary shares, authorized (in Shares)					500,000,000	[1]	500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	[1]	$ 0.0001
Ordinary shares, issued (in Shares)					52,774,579	[1]	50,000,000
Ordinary shares outstanding (in Shares)					52,774,579	[1]	50,000,000
Total dividends							$ 16,952,502
Paid dividend			$ 1,220,000	$ 2,000,000
Received amount			$ 122,000	1,220,000
Non-controlling shareholder received				$ 780,000
Payments of dividends					$ 902,000
Topsheen Samoa [Member]
Shareholders' Equity [Line Items]
Total dividends							$ 8,289,902
Topsheen Shipping Limited [Member]
Shareholders' Equity [Line Items]
Shares transferred (in Shares)		400,000
Transferred consideration		$ 327,848
Ownership [Member] | Topsheen Shipping Limited [Member]
Shareholders' Equity [Line Items]
Owned percentage		100.00%
SPAC [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares)					52,774,579			2,719,579
Ordinary shares outstanding (in Shares)					52,774,579
Pacifico [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares)								55,000
Promissory notes								$ 500,000
2022 Incentive Plan [Member]
Shareholders' Equity [Line Items]
Aggregate shares (in Shares)							3,349,520
Ordinary shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued (in Shares)								50,000,000
Ordinary shares outstanding (in Shares)	[2]				52,774,579		50,000,000		50,000,000	50,000,000
Non-controlling Shareholder [Member]
Shareholders' Equity [Line Items]
Total dividends							$ 8,662,600

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.
[2]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.